Related party transactions Related party contracts (Details) (Affiliated Entity [Member], USD $) In Millions, unless otherwise specified	0 Months Ended		0 Months Ended
	Dec. 22, 2012 Altisource Asset Management Corporation [Member] Asset management contract [Member]	Dec. 31, 2012 Altisource Asset Management Corporation [Member] Asset management contract [Member]	Dec. 22, 2012 Ocwen Financial Corporation [Member] Mortgage servicing contract [Member]	Dec. 21, 2012 Altisource Portfolio Solutions [Member] Property management contract [Member]	Dec. 22, 2012 Altisource Portfolio Solutions [Member] Support services contract [Member]	Dec. 22, 2012 Altisource Portfolio Solutions [Member] Tradmark license [Member]
Related party contracts [Line Items]
Initial contract term (in years)	15 years		15 years	15 years	2 years
Renewal contract term (in years)	1 year
Average capital available over previous two quarters		$ 50
Required term before cancellation (in months)	24 months
Ratio of AAMC directors required to change compensation arrangement	0.6666666667
Notice required for termination (in days)	180 days					30 days
Termination fee multiple	3